UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number (811-22543)

KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

555 California Street, 50th Floor
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Lori Hoffman
KKR Credit Advisors (US) LLC
555 California Street, 50th Floor
San Francisco, CA 94104
(Name and address of agent for service)

(415) 315-3620
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2024
Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.
KKR Income Opportunities Fund
Semi-Annual Report
April 30, 2024

Income Opportunities Fund	April 30, 2024 (Unaudited)

The KKR Income Opportunities Fund (the “Fund”) files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov or on request by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent year ended June 30 will be available (i) without charge, upon request, by calling 855-862-6092; and (ii) on the Commission’s website at www.sec.gov.
INFORMATION ABOUT THE FUND’S TRUSTEES
The proxy statements and annual reports include information about the Fund’s Trustees and are available without charge, upon request, by calling 855-862-6092 and by visiting the Commission’s website at www.sec.gov or the Fund’s website at www.kkrfunds.com/kio.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Management’s Discussion of Fund Performance
Looking Back on the Markets – April 30, 2024

The experience for investors over the past 12 months within liquid credit markets has been a strong juxtaposition against what was observed during the sell-off of 2022. Both high yield bonds and bank loans have posted strong positive performance, returning +13.5% and +13.4%, respectively, as U.S. and European economies have proven to be much more resilient than expected, corporate fundamentals have broadly held up, and the U.S. Federal Reserve indicated a pause in rate hikes in the back half of 2023.

As we reflect on the past 12 months and think about key themes, we believe that we are seeing a consensus build in the markets: a hard landing is unlikely, either in the U.S. or Europe. Furthermore, inflation seems to have peaked, and interest rates are expected to move lower as a result. Yet, this consensus has not translated into broad conviction among credit investors about where and how to invest. Markets are in transition, with the most notable shift being the rebalancing between private and liquid credit markets. Private credit received an incredible amount of public attention in 2022 and 2023, but some of the enthusiasm may have been overwrought.

As we look prospectively and think about how this shapes our outlook, we have observed the following key themes and opportunities in broader credit markets:

1.Private credit has increased its durability and permanence as part of issuer’s financing toolkit as well as within investors’ asset allocations.
2.The ship has not sailed in liquid credit markets: despite strong performance in 2023, we believe investors can still attain high levels of income with limited risks of outright losses, plus the added benefit of immediate deployment. We believe dispersion is likely to increase, making strong individual and idiosyncratic credit selection increasingly important.
3.We are in a golden age of credit allocation: with the tremendous growth of private credit plus credit still screening attractive compared to other broader asset classes, investors have a broad and wide toolset to capitalize on the current market backdrop.

Our strong independent outlooks for both public and private credit do not require that one “win” at the other’s expense, but rather, their unique characteristics underpin the view that each has its place in a healthy, functioning borrowing system. As investors have recognized the benefits of quick deployment into public credit, demand has grown and issuance has accelerated in Q1 2024, led by high yield and leveraged loan refinancing activity. Yet despite this reopening of the capital markets, private markets continue to prevail in certain parts of the capital structure – for example, in junior debt where pricing is more competitive, and capital is more readily available. Overall, we believe this vintage of new deals will be attractive and that taking advantage of new issuances across private credit and public credit will lead to differentiated outcomes, particularly if lenders are able to expand the new-issue premium. This is most evident in high yield bonds, private junior debt, and other subordinated capital solutions.

In short, these observations together underscore our position that it will remain a good time to be a lender. We worry that investors who take a hyper-granular focus toward entry points, interest rate moves, and the path forward for the economy may fail to deploy capital at all, a mistake which stung many who sat on the sidelines in 2023. As the credit asset class has matured, investors now have a wider range of options to build diversified credit portfolios spanning corporate/non-corporate exposures across different regions and levels of risk. Adding to the breadth of accessible strategies an environment of higher-for-longer interest rates and rising dispersion, we believe it’s a good time to be a credit investor and the opportunity continues to remain ripe in both public, traded credit and private credit markets.

Traded Credit Markets

As we look at the opportunity in traded credit today, we note a meaningful evolution in credit markets over the last six months in which spreads have tightened, leading investors to question if they missed the boat. Despite the recent strong performance for credit, we believe the ship has not sailed on the opportunity as we still believe investors can attain high levels of income with limited risks of outright losses while also benefiting from immediate capital deployment relative to less liquid strategies. We also see a likelihood of increased credit dispersion creating a more attractive environment for credit pickers. Overall, we view the opportunity in traded credit markets as highly compelling and still see an attractive point of entry for credit with conviction in flexible mandates able to pick winners and losers across high yield bond, loan, and CLO markets.

As we think about the current opportunity set, investors should remind themselves that liquid credit can generate income both through spreads and base rates, especially following the years-long period of near-zero interest rates.

Income Opportunities Fund	April 30, 2024 (Unaudited)

While spreads are on the tighter end of historical ranges, elevated base rates can still provide attractive nominal income while also providing a substantial buffer against price declines. In fact, going back to 1999, U.S. leveraged loans have seen only three years of negative total returns (2008, 2015, and 2022), highlighting the efficacy of interest income dampening the impacts of negative price returns. This same dynamic can be found in the high yield bond market, albeit to a lesser extent, though high yield bond investors can benefit from upside convexity should base rates fall.

Another important dynamic at play in liquid credit is the ability for immediate capital deployment relative to less liquid strategies. As many investors experienced last year, time spent under-allocated, or out of the market, can lead to painful underperformance. While perfectly timing entry and exit points can be enticing, time spent in credit markets becomes a powerful driver of return in higher interest rate regimes, especially as we expect that rates will remain elevated for the foreseeable future.

Finally, as we look prospectively, we also see a strong probability of increased dispersion among issuers and assets within leveraged credit markets. In a higher-for-longer rate environment in which elevated rates put pressure on corporate earnings, we believe that dispersion between winners and losers could rise within the market and create greater opportunity for credit-pickers to drive out performance through idiosyncratic risk-taking. In 2023, we saw this at play as the impacts of higher rates and slowing demand saw disparate outcomes for borrowers. Borrowers with pricing power were able to pass along rising costs to consumers while those who did not, or could not, do the same were punished in markets. As our Leveraged Credit team has full coverage of lending markets, we are flexible and can trade actively into the markets where we perceive the greatest value.

All of the above being said, we believe that our flexible mandate bolsters our ability to toggle between asset classes should the outlook on rates or spreads change and, considering the ongoing volatility particularly in rate markets, this flexibility could be an important differentiator relative to other leveraged credit exposures.

Fund Description & Performance

KKR Income Opportunities Fund (“KIO” or the “Fund”) is a diversified, closed-end fund that trades on the New York Stock Exchange (“NYSE”) under the symbol “KIO.” The Fund’s primary investment objective is to seek a high level of current income with a secondary objective of capital appreciation. The Fund seeks to achieve its investment objectives by employing a dynamic strategy of investing in a targeted portfolio of loans and fixed-income instruments (including derivatives) of US and non-US issuers and implementing hedging strategies in order to seek to achieve attractive risk-adjusted returns. Under normal market conditions, KIO will invest at least 80% of its Managed Assets in loans and fixed-income instruments or other instruments, including derivative instruments, with similar economic characteristics. The Fund expects to invest primarily in first and second lien secured loans, unsecured loans and high-yield corporate debt instruments of varying maturities.

With respect to performance, the Fund had a positive year amidst a recalibration in risk within credit markets and a busy macro backdrop. On a share price basis, KIO had a total return, net of fees and inclusive of dividends, of +34.4% on a 12-month basis and delivered a positive +24.0% return over the past 6-month period, through April 30, 2024. On a net asset value (“NAV”) basis, KIO’s strategy has delivered total returns, net of fees and inclusive of dividends, of +20.2% and +13.4% over the last 12 and 6 months, respectively, through April 30, 2024. The discount to NAV tightened over that period, with the discount to NAV going from a -11.6% discount to a much narrower discount of -1.8%.

Diving deeper into unleveraged NAV performance drivers, positions within the services, leisure, and healthcare sectors were the top contributors YTD as of April 30, 2024. On an asset class basis, exposure in bank loans have driven the majority of contribution, followed by high yield bond positions, equity assets, and then convertible bonds and structured credit positions. No asset class has detracted on net. From a rating perspective, the strategy’s strong security selection to CCC names have driven most of the positive performance, followed by B-rated, Not Rated, and IG-rated assets.

KIO’s investments represented obligations and equity interests in 245 positions across a diverse group of industries. The top ten issuers represented 28.3% of the Fund’s portfolio value while the top ten industry groups represented 56.7% of the Fund’s portfolio value. The Fund’s Securities and Exchange Commission 30-day yield was 9.2%.

Income Opportunities Fund	April 30, 2024 (Unaudited)

The Fund’s portfolio is comprised of the following:

Investments in securities	% of net assets as of April 30, 2024

Leveraged Loans	55.67%
High Yield Securities	80.35%
Asset Backed Securities	11.20%
Equity and Other Investments	1.71%
Money Market Fund	2.40%
Total investments in securities	151.33%
Business Updates

We thank you for your partnership and continued investment in KIO. We look forward to continued communications and will keep you apprised of the progress of KIO specifically and the leveraged finance marketplace generally. Fund information is available on our website at kkrfunds.com/kio.

Disclosures

The Bank of America Merrill Lynch High Yield Master II Index is a market-value weighted index of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market. “Yankee” bonds (debt of foreign issuers issued in the US domestic market) are included in the Bank of America Merrill Lynch High Yield Master II Index provided that the issuer is domiciled in a country having investment grade foreign currency long-term debt rating. Qualifying bonds must have maturities of one year or more, a fixed coupon schedule and minimum outstanding of US$100.0 million. In addition, issues having a credit rating lower than BBB3, but not in default, are also included.

The Morningstar LSTA US Leveraged Loan Index is a market value-weighted index designed to measure the performance of the US leveraged loan market based upon market weightings, spreads and interest payments. The index was rolled out in 2000 and it was back-loaded with four years of data dating to 1997.

It is not possible to invest directly in an index.

Past performance is not an indication of future results. Returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, expense limitations and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. An investment in the Fund involves risk, including the risk of loss of principal. For a discussion of the Fund’s risks, see Risk Considerations, Note 3 to the financial statements. Call 855-330-3927 or visit www.kkrfunds.com/kio for performance results current to the most recent calendar quarter-end.

Must be preceded or accompanied by a prospectus.

An imbalance in supply and demand in the income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. Investments in income securities may be affected by changes in the creditworthiness of the issuer and are subject to the risk of non–payment of principal and interest. The value of income securities also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. Borrowing to increase investments (leverage) will exaggerate the effect of any increase or decrease in the value of Fund investments. Investments rated below investment grade (typically referred to as “junk”) are generally subject to greater price volatility and illiquidity than higher rated investments. As interest rates rise, the value of certain income investments is likely to decline. Senior loans are subject to prepayment risk. Investments in foreign instruments or currencies can involve greater risk and volatility than US investments because of adverse market economic, political, regulatory, geopolitical or other conditions. Changes in the value of investments entered for hedging purposes may not match those of the position being hedged. The Fund may engage in other investment practices that may involve additional risks.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Schedule of Investments
(Stated in United States Dollars, unless otherwise noted)
(in thousands, except share data)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Leveraged Loans - 55.67%

Aerospace & Defense - 0.72%
Amentum Services Inc	TL 2L B 12/21	SOFR + 7.50%	2/15/2030	USD	1,949	$1,966
Vertex Aerospace Services Corp	TL 1L B 12/21	SOFR + 3.25%	12/6/2028	USD	678	682

Alternative Carriers - 1.54%
Level 3 Financing Inc	TL 1L B1 03/24 (2029 Maturity)	SOFR + 6.56%	4/15/2029	USD	2,868	2,826
Level 3 Financing Inc	TL 1L B2 03/24 (2030 Maturity)	SOFR + 6.56%	4/15/2030	USD	2,900	2,849

Apparel, Accessories & Luxury Goods - 4.51%
Varsity Brands Inc	TL 1L 02/23	SOFR + 5.00%	12/15/2026	USD	16,467	16,585

Application Software - 5.65%
Solera LLC	TL 2L 06/21 (PIK Toggle)	SOFR + 9.00%	6/4/2029	USD	11,527	11,527	(b) (d)
TIBCO Software Inc	TL 1L B 09/22	SOFR + 4.50%	3/30/2029	USD	9,253	9,267

Automotive Parts & Equipment - 3.10%
Innovative XCessories & Services LLC	TL 1L 02/20	SOFR + 4.25%	3/5/2027	USD	6,393	6,021
Parts Authority Inc	TL 1L 10/20	SOFR + 3.75%	10/28/2027	USD	4,615	4,306
Wheel Pros Inc	TL 1L 09/23 (FILO)	SOFR + 8.88%	2/10/2028	USD	508	552
Wheel Pros Inc	TL 1L 09/23 (NewCo)	SOFR + 4.50%	5/11/2028	USD	692	534

Broadcasting - 4.42%
NEP Broadcasting LLC	TL 1L 12/23 (2020 A&E)	1.50% PIK, SOFR + 8.25%	6/1/2026	USD	1,606	1,638	(b) (d)
NEP Broadcasting LLC	TL 1L B 12/23 (2019 A&E EUR)	1.50% PIK, EURIBOR + 3.50%	8/19/2026	EUR	6,201	6,174	(d)
NEP Broadcasting LLC	TL 1L B 12/23 (2019 A&E)	1.50% PIK, SOFR + 3.25%	8/19/2026	USD	2,446	2,318	(d)
NEP Broadcasting LLC	TL 2L 09/18	SOFR + 7.00%	10/19/2026	USD	7,495	6,116

Broadline Retail - 0.62%
Belk Inc	TL 1L 02/21 (FLFO)	PRIME + 6.50%	7/31/2025	USD	460	424	(a)
Belk Inc	TL 1L EXIT 02/21 PIK Toggle (FLSO)		7/31/2025	USD	8,558	1,854	(a) (d) (e)

Building Products - 0.37%
DiversiTech Holdings Inc	TL 2L B 12/21	SOFR + 6.75%	12/21/2029	USD	1,381	1,346

Cable & Satellite - 2.15%
Astound Broadband (RCN/Radiate)	TL 1L B 10/21	SOFR + 3.25%	9/25/2026	USD	8,625	6,973	(a)
Virgin Media Inc	TL 1L 09/19	SOFR + 2.50%	1/31/2028	USD	947	931

Casinos & Gaming - 0.11%
Entain PLC	TL 1L B2 10/22	SOFR + 3.50%	10/31/2029	USD	391	392

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Commercial Printing - 1.10%
Multi-Color Corp	TL 1L B 10/21 EUR	EURIBOR + 5.00%	10/29/2028	EUR	3,992	$4,065

Commodity Chemicals - 1.54%
Plaskolite, LLC	TL 1L 04/21	SOFR + 4.00%	12/15/2025	USD	5,774	5,651

Construction & Engineering - 1.92%
Brand Energy & Infrastructure Services Inc	TL 1L B 04/24	SOFR + 4.50%	8/1/2030	USD	2,757	2,771
USIC Holdings Inc	TL 2L 05/21	SOFR + 6.50%	5/14/2029	USD	4,297	4,307

Construction Machinery & Heavy Transportation Equipment - 1.16%
Accuride Corp	TL 1L B 07/23	1.62% PIK, SOFR + 5.25%	5/18/2026	USD	5,455	4,279	(a) (d)

Data Processing & Outsourced Services - 2.42%
West Corp	TL 1L B3 01/23	SOFR + 4.00%	4/10/2027	USD	9,065	8,890

Diversified Metals & Mining - 0.58%
Foresight Energy LLC	TL 1L A 06/20 (Exit)	SOFR + 8.00%	6/30/2027	USD	2,138	2,138	(a) (b)

Education Services - 0.45%
Jostens Inc	TL 1L 12/18	SOFR + 5.50%	12/19/2025	USD	1,640	1,649

Electronic Components - 0.07%
CommScope Inc	TL 1L B2 01/19	SOFR + 3.25%	4/6/2026	USD	288	255	(a)

Environmental & Facilities Services - 0.75%
Brock Group LLC/The	TL 1L B 04/24	SOFR + 6.00%	4/26/2030	USD	2,741	2,743

Health Care Equipment - 2.34%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	4.00% PIK, SOFR + 5.50%	6/1/2025	USD	7,835	7,506	(a) (d)
Drive DeVilbiss Healthcare LLC	TL 1L 09/22 (PIK)	9.00% PIK, SOFR + 10.00%	6/1/2025	USD	1,112	1,112	(a) (b) (d)

Health Care Facilities - 0.19%
ScionHealth	TL 1L B 12/21	SOFR + 5.25%	12/23/2028	USD	1,708	714

Health Care Services - 0.25%
CHG Healthcare Services Inc	TL 1L 09/21	SOFR + 3.25%	9/29/2028	USD	911	914
Paradigm Acquisition Corp	TL 2L 10/18 LC	SOFR + 7.50%	10/26/2026	USD	6	6

Health Care Technology - 0.34%
GoodRx Inc	TL 1L 10/18	SOFR + 2.75%	10/10/2025	USD	1,261	1,263

Hotels, Resorts & Cruise Lines - 0.73%
Hilton Grand Vacations Inc	TL 1L B 01/24	SOFR + 2.75%	1/17/2031	USD	627	629
Playa Resorts Holding BV	TL 1L B 11/22	SOFR + 3.25%	1/5/2029	USD	1,268	1,275
Travel + Leisure Co	TL 1L B1 12/23	SOFR + 3.25%	12/14/2029	USD	765	768

Human Resource & Employment Services - 0.57%
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
SIRVA Worldwide Inc	TL 1L 03/24	SOFR + 8.00%	3/6/2026	USD	146	$139	(a) (b)
SIRVA Worldwide Inc	TL 1L 07/18	SOFR + 5.50%	8/4/2025	USD	1,754	1,269	(a)
SIRVA Worldwide Inc	TL 1L DD 03/24	SOFR + 8.00%	3/6/2026	USD	151	73	(a) (b) (h)
SIRVA Worldwide Inc	TL 2L 07/18		8/3/2026	USD	1,193	614	(a) (e)

Industrial Machinery & Supplies & Components - 1.68%
Chart Industries Inc	TL 1L B 09/23	SOFR + 3.25%	3/15/2030	USD	1,328	1,334
Engineered Machinery Holdings Inc	TL 2L 08/21	SOFR + 6.00%	5/21/2029	USD	290	290
ProMach Group Inc	TL 1L B 08/21	SOFR + 3.75%	8/31/2028	USD	542	545
SPX FLOW Inc	TL 1L B 03/22	SOFR + 4.50%	4/5/2029	USD	2,787	2,807
WireCo WorldGroup Inc	TL 1L B 12/23	SOFR + 3.75%	11/13/2028	USD	1,186	1,192

IT Consulting & Other Services - 3.73%
PSAV Inc (aka Encore)	TL 1L B1 12/20	0.25% PIK, SOFR + 3.00%	3/3/2025	USD	6,650	6,607	(d)
PSAV Inc (aka Encore)	TL 1L B3 12/20	10.00% PIK, 5.00%	10/15/2026	USD	2,405	2,498	(d)
PSAV Inc (aka Encore)	TL 2L 02/18	SOFR + 7.25%	9/1/2025	USD	4,610	4,602

Leisure Facilities - 4.02%
Aimbridge Acquisition Co Inc	TL 1L B 09/20	SOFR + 4.75%	2/2/2026	USD	42	41
Aimbridge Acquisition Co Inc	TL 1L B 10/19	SOFR + 3.75%	2/2/2026	USD	8,063	7,841
ClubCorp Club Operations Inc	TL 1L 10/23	SOFR + 5.00%	9/18/2026	USD	6,884	6,908

Leisure Products - 0.13%
Topgolf Callaway Brands Corp	TL 1L B 03/23	SOFR + 3.00%	3/15/2030	USD	461	463

Oil & Gas Storage & Transportation - 1.77%
Brazos Midstream Holdings LLC	TL 1L B 04/24	SOFR + 3.50%	2/11/2030	USD	1,040	1,044
NGL Energy Partners LP / NGL Energy Finance Corp	TL 1L B 01/24	SOFR + 4.50%	2/3/2031	USD	2,685	2,699
Oryx Midstream Services LLC	TL 1L B 01/24	SOFR + 3.00%	10/5/2028	USD	1,802	1,810
UGI Energy Services LLC	TL 1L B 02/23	SOFR + 3.25%	2/22/2030	USD	936	943

Publishing - 0.41%
Emerald Expositions Holding Inc	TL 1L B 05/17	SOFR + 5.00%	5/22/2026	USD	1,486	1,495

Research & Consulting Services - 0.10%
KBR Inc	TL 1L 01/24	SOFR + 2.25%	1/17/2031	USD	356	357

Specialty Chemicals - 5.87%
Aruba Investments Inc	TL 2L 10/20	SOFR + 7.75%	11/24/2028	USD	1,841	1,769
Champion/DSM engg	TL 1L B1 03/23	EURIBOR + 5.50%	3/29/2030	EUR	1,942	1,939
Champion/DSM engg	TL 1L B1 03/23 (USD)	SOFR + 5.50%	3/29/2030	USD	7,718	7,147
Flint Group GmbH	TL 1L 08/23 EUR (Super Senior)	EURIBOR + 8.00%	6/30/2026	EUR	112	123
Flint Group GmbH	TL 1L 09/23 PIK (HoldCo) EUR	6.90% PIK, EURIBOR + 10.00%	12/30/2027	EUR	410	368	(d)
Flint Group GmbH	TL 1L B 09/23 (OpCo) EUR	0.75% PIK, EURIBOR + 4.25%	12/31/2026	EUR	802	821	(d)
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Flint Group GmbH	TL 2L B 09/23 PIK (HoldCo) EUR	6.90% PIK, EURIBOR + 10.00%	12/30/2027	EUR	546	$92	(d)
Vantage Specialty Chemicals Inc	TL 1L B 02/23	SOFR + 4.75%	10/26/2026	USD	9,432	9,319

Systems Software - 0.26%
SolarWinds Holdings Inc	TL 1L B 01/24	SOFR + 3.25%	2/5/2027	USD	934	938

Trading Companies & Distributors - 0.13%
Univar Inc	TL 1L B 03/24	SOFR + 4.00%	8/1/2030	USD	480	485
TOTAL LEVERAGED LOANS (Amortized cost $210,366)						$204,788
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes
High Yield Securities - 80.35%

Advertising - 0.09%
Outfront Media Capital LLC / Outfront Media Capital Corp	5.000% 08/2027	8/15/2027	USD	346	$330	(f)

Aerospace & Defense - 0.11%
Aviation Capital Group LLC	5.500% 12/2024	12/15/2024	USD	410	408	(f)

Alternative Carriers - 4.71%
iliad SA	8.500% 04/2031 (USD)	4/15/2031	USD	2,446	2,467	(f)
Level 3 Financing Inc	11.000% 11/2029	11/15/2029	USD	8,500	8,684	(f)
Level 3 Financing Inc	4.000% 04/2031	4/15/2031	USD	5,089	2,812	(f)
Zayo Group LLC	4.000% 03/2027	3/1/2027	USD	4,221	3,364	(f)

Apparel, Accessories & Luxury Goods - 0.08%
Hanesbrands Inc	4.875% 05/2026	5/15/2026	USD	319	309	(f)

Application Software - 1.64%
Cision Ltd	9.500% 02/2028	2/15/2028	USD	6,449	3,107	(a) (f)
Dye & Durham Ltd	8.625% 04/2029	4/15/2029	USD	1,965	1,986	(f)
TeamSystem SpA	3.500% 02/2028	2/15/2028	EUR	909	925	(f)

Automotive Parts & Equipment - 3.35%
Clarios Global LP	4.375% 05/2026	5/15/2026	EUR	816	864	(f)
IHO Verwaltungs GmbH	3.750% 09/2026	9/15/2026	EUR	851	894	(d) (f)
Patrick Industries Inc	1.750% 12/2028 (Convertible)	12/1/2028	USD	2,097	2,470
Truck Hero Inc	6.250% 02/2029	2/1/2029	USD	5,080	4,358	(f)
Wheel Pros Inc	6.500% 05/2028	5/11/2028	USD	5,638	2,904	(b) (f)
ZF Finance GmbH	3.000% 09/2025 SUN REGS	9/21/2025	EUR	800	840	(f)

Automotive Retail - 1.22%
Mavis Discount Tire Inc	6.500% 05/2029	5/15/2029	USD	4,846	4,494	(f)

Building Products - 12.81%
Acproducts Inc (aka Cabinetworks)	6.375% 05/2029	5/15/2029	USD	11,955	8,354	(f)
Cornerstone (Ply Gem Holdings Inc)	6.125% 01/2029	1/15/2029	USD	12,603	10,690	(f)
LBM Borrower LLC	6.250% 01/2029	1/15/2029	USD	2,171	1,995	(f)
Oldcastle Buildingenvelope Inc	9.500% 04/2030	4/15/2030	USD	12,065	11,620	(f)
PrimeSource Building Products Inc	5.625% 02/2029	2/1/2029	USD	4,654	3,835	(f)
PrimeSource Building Products Inc	6.750% 08/2029	8/1/2029	USD	4,980	4,286	(f)
Specialty Building Products Holdings LLC	6.375% 09/2026	9/30/2026	USD	426	421	(f)
SRS Distribution Inc	6.000% 12/2029	12/1/2029	USD	4,779	4,849	(f)
SRS Distribution Inc	6.125% 07/2029	7/1/2029	USD	1,044	1,060	(f)

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes
Cable & Satellite - 4.87%
Astound Broadband (RCN/Radiate)	6.500% 09/2028	9/15/2028	USD	4,251	$1,781	(a) (f)
Block Communications Inc	4.875% 03/2028	3/1/2028	USD	4,198	3,634	(f)
Cable One Inc	0.000% 03/2026 (Convertible)	3/15/2026	USD	6,731	5,839	(c)
Cable One Inc	4.000% 11/2030	11/15/2030	USD	1,799	1,374	(f)
Cablevision Lightpath LLC	5.625% 09/2028	9/15/2028	USD	1,048	847	(f)
CSC Holdings LLC (Altice USA)	11.750% 01/2029	1/31/2029	USD	608	541	(f)
CSC Holdings LLC (Altice USA)	4.125% 12/2030	12/1/2030	USD	5,589	3,555	(f)
CSC Holdings LLC (Altice USA)	5.000% 11/2031	11/15/2031	USD	806	344	(f)

Casinos & Gaming - 0.48%
Allwyn International AS	3.875% 02/2027	2/15/2027	EUR	821	855	(f)
Cirsa Funding Luxembourg SA	5.000% 03/2027	3/15/2027	EUR	856	899	(f)

Commercial Printing - 2.25%
Multi-Color Corp	10.500% 07/2027	7/15/2027	USD	3,714	3,652	(f)
Multi-Color Corp	5.875% 10/2028	11/1/2028	USD	1,197	1,067	(f)
Multi-Color Corp	6.750% 07/2026	7/15/2026	USD	1,899	1,875	(f)
Multi-Color Corp	8.250% 11/2029	11/1/2029	USD	432	366	(f)
Multi-Color Corp	9.500% 11/2028	11/1/2028	USD	1,302	1,304	(f)

Commodity Chemicals - 0.91%
Ineos Quattro Holdings Ltd	2.500% 01/2026	1/15/2026	EUR	858	887	(f)
Nobian Finance BV	3.625% 07/2026	7/15/2026	EUR	819	849	(f)
SI Group Inc	6.750% 05/2026	5/15/2026	USD	6,041	1,608	(f)

Construction & Engineering - 5.04%
Brand Energy & Infrastructure Services Inc	10.375% 06/2029	8/1/2030	USD	6,633	7,126	(f)
Maxim Crane Works LP / Maxim Finance Corp	11.500% 09/2028	9/1/2028	USD	9,923	10,522	(f)
thyssenkrupp Elevator AG	4.375% 07/2027	7/15/2027	EUR	862	883	(f)

Consumer Finance - 0.11%
Navient Corp	5.875% 10/2024	10/25/2024	USD	413	412

Diversified Chemicals - 0.32%
Chemours Co/The	4.000% 05/2026	5/15/2026	EUR	845	866
Chemours Co/The	5.375% 05/2027	5/15/2027	USD	320	303

Diversified Support Services - 0.24%
Allied Universal Holdco LLC	6.625% 07/2026	7/15/2026	USD	130	130	(f)
Techem Energy Services GmbH/Germany	6.000% 07/2026	7/30/2026	EUR	710	759	(f)

Electric Utilities - 0.23%
Electricite de France SA	4.000% Perpetual SUN REGS		EUR	800	850	(f)

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes
Electronic Components - 1.98%
CommScope Inc	6.000% 03/2026	3/1/2026	USD	1,961	$1,755	(a) (f)
CommScope Inc	6.000% 06/2025	6/15/2025	USD	7,001	5,540	(a) (f)

Food Retail - 0.25%
Burger King France SAS	7.750% 11/2027	11/1/2027	EUR	829	900	(d) (f)

Hotels, Resorts & Cruise Lines - 11.18%
Marriott Ownership Resorts Inc	0.000% 01/2026 (Convertible)	1/15/2026	USD	5,995	5,580	(c)
NCL Corp Ltd	1.125% 02/2027 (Convertible)	2/15/2027	USD	9,778	8,987
NCL Corp Ltd	3.625% 12/2024	12/15/2024	USD	13,111	12,867	(f)
Viking Cruises Ltd	6.250% 05/2025	5/15/2025	USD	414	413	(f)
Viking Cruises Ltd	7.000% 02/2029	2/15/2029	USD	3,548	3,537	(f)
Viking Cruises Ltd	9.125% 07/2031	7/15/2031	USD	9,057	9,721	(f)

Household Products - 0.08%
Energizer Holdings Inc	6.500% 12/2027	12/31/2027	USD	313	309	(f)

Industrial Conglomerates - 0.78%
Unifrax I LLC / Unifrax Holding Co	5.250% 09/2028	9/30/2028	USD	2,959	1,786	(a) (f)
Unifrax I LLC / Unifrax Holding Co	7.500% 09/2029	9/30/2029	USD	2,137	1,098	(a) (f)

Industrial Machinery & Supplies & Components - 3.26%
SPX FLOW Inc	8.750% 04/2030	4/1/2030	USD	11,704	11,994	(f)

Insurance Brokers - 0.32%
Alliant Holdings I Inc	6.750% 10/2027	10/15/2027	USD	1,193	1,171	(f)

Interactive Media & Services - 0.23%
Kantar Group Ltd/The	5.750% 10/2026	10/31/2026	EUR	819	860	(f)

Leisure Facilities - 2.86%
Cedar Fair LP	5.375% 04/2027	4/15/2027	USD	433	422
Merlin Entertainments PLC	4.500% 11/2027	11/15/2027	EUR	2,000	2,029	(f)
Merlin Entertainments PLC	6.625% 11/2027	11/15/2027	USD	5,811	5,609	(f)
Merlin Entertainments PLC	7.375% 02/2031	2/15/2031	USD	1,332	1,339	(f)
Six Flags Entertainment Corp	7.250% 05/2031	5/15/2031	USD	1,116	1,114	(f)

Metal, Glass & Plastic Containers - 0.24%
Trivium Packaging Finance BV	3.750% 08/2026	8/15/2026	EUR	851	888	(f)

Oil & Gas Equipment & Services - 0.53%
Archrock Partners LP / Archrock Partners Finance Corp	6.875% 04/2027	4/1/2027	USD	412	411	(f)
Solaris Midstream Holdings LLC	7.625% 04/2026	4/1/2026	USD	421	423	(f)
Vallourec SACA	7.500% 04/2032	4/15/2032	USD	1,118	1,129	(f)

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes
Oil & Gas Exploration & Production - 0.19%
Sitio Royalties Corp	7.875% 11/2028	11/1/2028	USD	660	$679	(f)

Oil & Gas Storage & Transportation - 3.44%
Genesis Energy	6.250% 05/2026	5/15/2026	USD	1,408	1,397
Genesis Energy	8.000% 01/2027	1/15/2027	USD	356	360
Genesis Energy	8.250% 01/2029	1/15/2029	USD	750	761
Genesis Energy	8.875% 04/2030	4/15/2030	USD	1,420	1,471
Global Partners LP / GLP Finance Corp	7.000% 08/2027	8/1/2027	USD	420	417
NGL Energy Partners LP / NGL Energy Finance Corp	8.125% 02/2029	2/15/2029	USD	2,580	2,623	(f)
NGL Energy Partners LP / NGL Energy Finance Corp	8.375% 02/2032	2/15/2032	USD	3,473	3,532	(f)
Rockies Express Pipeline LLC	3.600% 05/2025	5/15/2025	USD	316	306	(f)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp	6.000% 03/2027	3/1/2027	USD	317	309	(f)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp	7.375% 02/2029	2/15/2029	USD	1,266	1,268	(f)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp	9.000% 08/2029	8/1/2029	USD	190	194	(f)

Passenger Airlines - 8.66%
Air France-KLM	3.875% 07/2026 SUNS REGS	7/1/2026	EUR	800	848	(f)
American Airlines Group Inc	3.750% 03/2025	3/1/2025	USD	11,463	11,165	(f)
JetBlue Airways Corp	0.500% 04/2026 (Convertible)	4/1/2026	USD	22,795	19,825

Pharmaceuticals - 0.23%
Nidda Healthcare Holding AG	7.500% 08/2026	8/21/2026	EUR	780	860	(f)

Real Estate Services - 2.52%
Anywhere Real Estate Group LLC	0.250% 06/2026 (Convertible)	6/15/2026	USD	7,188	5,894
Redfin Corp	0.000% 10/2025 (Convertible)	10/15/2025	USD	3,864	3,389	(c)

Restaurants - 2.98%
Golden Nugget Inc.	6.750% 07/2030	1/15/2030	USD	12,591	10,963	(f)

Trading Companies & Distributors - 2.17%
AerCap Holdings	6.500% 06/2045	6/15/2045	USD	2,029	2,019	(f)
Neon Holdings Inc (GPD Cos Inc)	10.125% 04/2026	4/1/2026	USD	3,350	3,155	(f)
White Cap Construction Supply Inc	8.250% 03/2026 (9% PIK Toggle)	3/15/2026	USD	2,795	2,799	(d) (f)
TOTAL HIGH YIELD SECURITIES (Amortized cost $312,148)					$295,570

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Asset Backed Securities - 11.20%

Specialized Finance - 11.20%
Adagio X Eur Clo DAC	ADAGI X-A DR	EURIBOR + 5.50%	10/20/2037	EUR	458	$494	(b) (f)
AGL CLO Ltd	AGL 2023-24A D	SOFR + 5.50%	7/25/2036	USD	1,137	1,162	(b) (f)
AGL CLO Ltd	AGL 2023-24A E	SOFR + 8.65%	7/25/2036	USD	1,250	1,286	(b) (f)
Anchorage Capital CLO 4-R Ltd	ANCHC 2014-4RA D	SOFR + 2.60%	1/28/2031	USD	1,145	1,145	(b) (f)
Anchorage Credit Funding Ltd	ANCHC 2015-6A DR3	SOFR + 4.20%	4/22/2034	USD	507	507	(b) (f)
Anchorage Credit Funding Ltd	ANCHC 2015-6A ER3	SOFR + 7.29%	4/22/2034	USD	329	329	(b) (f)
Apidos CLO XLV Ltd	APID 2023-45A D	SOFR + 5.20%	4/26/2036	USD	392	400	(b) (f)
Apidos CLO XLVI Ltd	APID 2023-46A D	SOFR + 5.00%	10/24/2036	USD	318	328	(b) (f)
Arbour CLO III DAC	ARBR 3A DRR	EURIBOR + 3.10%	7/15/2034	EUR	678	710	(b) (f)
Ares Loan Funding V Ltd	ARES 2024-ALF5A E	SOFR + 6.60%	7/25/2037	USD	380	380	(b) (f)
Ares LXVIII CLO Ltd	ARES 2023-68A D	SOFR + 5.75%	4/25/2035	USD	992	1,017	(b) (f)
Benefit Street Partners CLO XXXIV Ltd	BSP 2024-34A E	SOFR + 6.70%	7/25/2037	USD	323	322	(b) (f)
Birch Grove CLO 6 Ltd	BGCLO 2023-6A D	SOFR + 5.83%	7/20/2035	USD	1,121	1,167	(b) (f)
Bluemountain Euro 2021-2 CLO DAC	BLUME 2021-2A D	EURIBOR + 3.10%	10/15/2035	EUR	351	368	(b) (f)
Bosphorus CLO IV DAC	BOPHO 4A D	EURIBOR + 2.60%	12/15/2030	EUR	1,111	1,182	(b) (f)
Brookhaven Park CLO Ltd	BROOKP 2024-1A E	SOFR + 6.50%	4/19/2037	USD	606	606	(b) (f)
Cairn Clo XVII DAC	CRNCL 2023-17A D	EURIBOR + 5.30%	10/18/2036	EUR	338	368	(b) (f)
Carbone Clo Ltd	CRBN 2017-1A C	SOFR + 2.60%	1/20/2031	USD	367	366	(b) (f)
Carlyle Global Market Strategies	CGMS 2024-2A E	SOFR + 6.85%	4/25/2037	USD	395	395	(b) (f)
Cedar Funding Ltd	CEDF 2024-18A E	SOFR + 6.65%	4/23/2037	USD	532	531	(b) (f)
CIFC Funding Ltd	CIFC 2019-1A E	SOFR + 7.09%	4/20/2032	USD	386	388	(b) (f)
Clonmore Park CLO DAC	CLONP 1A ER	EURIBOR + 6.82%	8/21/2035	EUR	350	370	(b) (f)
Contego CLO XII DAC	CONTE 12A D	EURIBOR + 5.60%	1/25/2038	EUR	805	870	(b) (f)
CVC Cordatus Loan Fund XXXI DAC	CORDA 31A E	EURIBOR + 6.64%	6/15/2037	EUR	402	425	(b) (f)
CVC Cordatus Opportunity Loan Fund DAC	COLFR 1A E Mtge	EURIBOR + 6.31%	8/15/2033	EUR	356	377	(b) (f)
Dillon's Park CLO DAC	DILPK 1A D	EURIBOR + 3.00%	10/15/2034	EUR	374	389	(b) (f)
Empower CLO Ltd	EMPWR 2023-1A D	SOFR + 5.50%	4/25/2036	USD	1,500	1,534	(b) (f)
Empower CLO Ltd	EMPWR 2023-2A D	SOFR + 5.40%	7/15/2036	USD	341	352	(b) (f)
Fernhill Park CLO DAC	FRNPK 1A D	EURIBOR + 3.75%	4/15/2037	EUR	276	294	(b) (f)
Fernhill Park CLO DAC	FRNPK 1A E	EURIBOR + 6.68%	4/15/2037	EUR	301	320	(b) (f)
Galaxy CLO Ltd	GALXY 2018-25A ER	SOFR + 6.50%	4/25/2036	USD	465	465	(b) (f)
Galaxy CLO Ltd	GALXY 2024-33A E	SOFR + 6.65%	4/20/2037	USD	376	375	(b) (f)
Generate CLO 3 Ltd	GNRT 3A D2R	SOFR + 4.90%	10/20/2036	USD	958	978	(b) (f)
Generate CLO Ltd	GNRT 2024-15A E	SOFR + 6.70%	7/20/2037	USD	388	388	(b) (f)
Glenbrook Park Clo DAC	GLNBR 1A D	EURIBOR + 5.75%	7/21/2036	EUR	500	544	(b) (f)
Golub Capital Partners CLO 53B Ltd	GCBSL 2021-53A E	SOFR + 6.70%	7/20/2034	USD	169	169	(b) (f)
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Harvest Clo XXXI DAC	HARVT 31A D	EURIBOR + 5.60%	10/15/2036	EUR	710	$767	(b) (f)
Henley CLO III DAC	HNLY 3A DR	EURIBOR + 3.30%	12/25/2035	EUR	769	816	(b) (f)
Henley CLO X DAC	HNLY 10A E	EURIBOR + 6.65%	7/20/2037	EUR	187	198	(b) (f)
Madison Park Euro Funding XV DAC	MDPKE 15A DR	EURIBOR + 4.50%	7/15/2036	EUR	321	339	(b) (f)
Madison Park Funding Ltd	MDPK 2023-63A D	SOFR + 5.50%	4/21/2035	USD	947	968	(b) (f)
Madison Park Funding XXVIII Ltd	MDPK 2018-28A E	SOFR + 5.25%	7/15/2030	USD	958	946	(b) (f)
Magnetite XXXI Ltd	MAGNE 2021-31A E	SOFR + 6.00%	7/15/2034	USD	1,500	1,509	(b) (f)
Neuberger Berman CLO Ltd	NEUB 2024-55A E	SOFR + 6.50%	4/22/2038	USD	343	343	(b) (f)
Oaktree CLO 2019-3 Ltd	OAKCL 2019-3A ER	SOFR + 7.04%	10/20/2034	USD	331	331	(b) (f)
Oaktree CLO 2023-1 Ltd	OAKCL 2023-1A D	SOFR + 5.25%	4/15/2036	USD	558	570	(b) (f)
Palmer Square European CLO	PLMER 2024-1A D	EURIBOR + 3.75%	5/15/2037	EUR	181	193	(b) (f)
Palmer Square European CLO	PLMER 2024-1A E	EURIBOR + 6.68%	5/15/2037	EUR	241	256	(b) (f)
Palmer Square European CLO	PSTET 2024-1A E	EURIBOR + 6.75%	8/15/2033	EUR	312	333	(b) (f)
Palmer Square European CLO 2021-1 DAC	PLMER 2021-1A E	EURIBOR + 5.71%	4/15/2034	EUR	460	473	(b) (f)
Palmer Square European CLO 2022-2 DAC	PLMER 2022-2A DR	EURIBOR + 4.00%	1/15/2038	EUR	691	737	(b) (f)
Palmer Square European CLO 2023-1 DAC	PLMER 2023-1A E	EURIBOR + 7.59%	7/15/2036	EUR	1,000	1,097	(b) (f)
Palmer Square Loan Funding 2023-1 Ltd	PSTAT 2023-1A D	SOFR + 8.00%	7/20/2031	USD	2,000	2,010	(b) (f)
Penta CLO 12 DAC	PENTA 2022-12A ER	EURIBOR + 7.09%	5/9/2037	EUR	563	595	(b) (f)
Penta CLO 16 DAC	PENTA 2024-16A E	EURIBOR + 6.79%	10/18/2036	EUR	362	385	(b) (f)
Penta CLO 5 DAC	PENTA 2018-5A ER	EURIBOR + 5.92%	4/20/2035	EUR	335	349	(b) (f)
Penta Clo 9 DAC	PENTA 2021-9A E	EURIBOR + 6.04%	7/25/2036	EUR	306	324	(b) (f)
Providus Clo VI DAC	PRVD 6A D	EURIBOR + 3.20%	5/20/2034	EUR	553	590	(b) (f)
Providus Clo X DAC	PRVD 10A E	EURIBOR + 6.74%	11/18/2038	EUR	304	321	(b) (f)
RAD CLO 21 Ltd	RAD 2023-21A E	SOFR + 7.90%	1/25/2033	USD	431	437	(b) (f)
Rad CLO Ltd	RAD 2019-4A ER	SOFR + 6.50%	4/25/2032	USD	419	419	(b) (f)
Regatta XXVIII Funding Ltd	REG28 2024-2A E	SOFR + 7.00%	4/25/2037	USD	376	375	(b) (f)
ROMARK CLO LLC	RCF 2021-2A E	0.0708	10/25/2039	USD	1,200	1,066	(b) (f)
Shackleton CLO Ltd	SHACK 2019-15A D1R	SOFR + 3.45%	1/15/2032	USD	367	369	(b) (f)
Sutton Park CLO DAC	STNPK 1A C	EURIBOR + 3.30%	11/15/2031	EUR	1,178	1,249	(b) (f)
Symphony CLO 37 Ltd	SYMP 2022-37A DR	SOFR + 4.90%	1/20/2037	USD	551	562	(b) (f)
TRESTLES CLO III LTD	TREST 2020-3A D	SOFR + 3.25%	1/20/2033	USD	500	502	(b) (f)
TRESTLES CLO III LTD	TREST 2020-3A E	SOFR + 6.76%	1/20/2033	USD	453	452	(b) (f)
TOTAL ASSET BACKED SECURITIES (Amortized cost $40,174)						$41,182
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Issuer	Asset	Currency	Shares	Fair Value	Footnotes
Equity & Other Investments - 1.71%

Construction & Engineering - 0.00%
Yak Access LLC	Common Stock (Series A)	USD	9,358	$3	(a) (e)

Diversified Metals & Mining - 1.44%
Foresight Energy LLC	Common Stock (Exit)	USD	320,381	5,290	(a) (b) (e)

Oil & Gas Equipment & Services - 0.15%
Proserv Group Parent LLC	Common Stock	USD	114,010	141	(b) (e)
Proserv Group Parent LLC	Preferred Stock	USD	36,249	409	(b) (e)

Health Care Facilities - 0.12%
Quorum Health Corp	Trade Claim	USD	3,964,000	444	(b) (e)
TOTAL EQUITY & OTHER INVESTMENTS (Cost $7,466)				$6,287
TOTAL INVESTMENTS (Cost $570,154)				$547,827

Money Market Fund - 2.40%
U.S. Government Securities - 2.40%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	Class IN	USD	8,816,368	$8,816	(g)
TOTAL MONEY MARKET FUND (Cost $8,816)				$8,816
TOTAL INVESTMENTS INCLUDING MONEY MARKET FUND (Cost $578,970) - 151.33%				$556,643
LIABILITIES EXCEEDING OTHER ASSETS, NET - (51.33%)				$(188,802)
NET ASSETS - 100.00%				$367,841

TL	Term loan.
DD	Delayed draw term loan.
1L	First lien.
2L	Second lien.
EURIBOR	Euro InterBank Offered Rate as of April 30, 2024 was 3.87%.
PRIME	U.S. Prime Rate as of April 30, 2024 was 8.50%.
SOFR	Secured Overnight Financing Rate as of April 30, 2024 was 5.32%.
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Zero coupon bond.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(e)	Non-income producing security.
(f)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.
(g)	The money market fund’s average 7-day yield as of April 30, 2024 was 5.34%
(h)	Investment is an unfunded or partially funded commitment.
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Statement of Assets and Liabilities
As of April 30, 2024
(in thousands, except share and per share data)

Assets
Investments, at fair value (cost $570,154)	$547,827
Cash and cash equivalents	9,445
Foreign currencies, at value (cost $11,737)	11,515
Dividends and interest receivable	6,866
Receivable for investments sold	9,204
Other assets	226
Total assets	585,083

Liabilities
Credit facility	150,836
Mandatory redeemable preferred shares (net of deferred offering costs of $440)	49,560
Payable for investments purchased	14,333
Trustees’ fees payable	1,454
Investment advisory fees payable	516
Other accrued expenses	543
Total liabilities	217,242

Commitments and Contingencies (Note 7)
Net assets	$367,841

Net Assets
Paid-in capital — (unlimited shares authorized — $0.001 par value)	$431,809
Accumulated deficit	(63,968)
Net assets	$367,841

Net asset value, price per share (27,120,420 shares)	$13.56
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Statement of Operations
For the Six Months Ended April 30, 2024
(in thousands)

Investment income
Interest income	$27,256
Payment-in-kind interest income	773
Other income	959
Total investment income	28,988
Expenses
Credit facility interest expense	4,327
Investment advisory fees	3,092
Preferred shares interest expense	987
Term loan fees	495
Legal fees	206
Shareholder reporting expense	186
Administration fees	78
Trustees' fees	70
Other expenses	543
Total expenses	9,984

Net investment income	19,004

Realized and unrealized gains (losses)
Net realized losses on
Investments	(2,180)
Foreign currency transactions	(306)
Net realized losses	(2,486)
Net change in unrealized appreciation (depreciation) of
Investments	28,276
Foreign currency translation	605
Deferred Trustees’ fees	(147)
Net change in unrealized appreciation	28,734
Net realized and unrealized gains	26,248
Net increase in net assets resulting from operations	$45,252
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Statements of Changes in Net Assets
(in thousands, except share data)

	Six Months ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (decrease) in net assets resulting from operations
Net investment income	$19,004	$37,301
Net realized losses	(2,486)	(18,097)
Net change in unrealized appreciation	28,734	34,636
Net increase in net assets resulting from operations	45,252	53,840

Distributions to shareholders
Net investment income	(19,770)	(34,904)
Total distributions to shareholders	(19,770)	(34,904)

Shareholder transactions (Note 11)
Proceeds from rights offering (6,780,105 shares), net of offering costs	—	69,826
Increase in net assets from shareholder transactions	—	69,826
Net increase in net assets	25,482	88,762
Net assets
Beginning of period (27,120,420 and 20,340,315 shares, respectively)	342,359	253,597
End of period (27,120,420 and 27,120,420 shares, respectively)	$367,841	$342,359
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Statement of Cash Flows
For the Six Months Ended April 30, 2024
(in thousands)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$45,252
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(160,093)
Proceeds from sales and repayments of investments	155,998
Net change in unrealized appreciation on investments	(28,276)
Net accretion of premiums and discounts	(4,285)
Net realized loss on investments	2,180
Net realized loss on investments (foreign currency related)	792
Payment-in-kind interest	(773)
Net change in unrealized appreciation on foreign currency translation	(605)
Net change in unrealized depreciation on deferred Trustees’ fees	147
Amortization of deferred offering costs	40
Changes in assets and liabilities:
Decrease in receivable for investments sold	14,909
Increase in payable for investments purchased	7,412
Decrease in dividends and interest receivable	1,858
Increase in Trustees' fees payable	791
Decrease in investment advisory fees payable	(732)
Increase in other assets	(135)
Decrease in other accrued expenses	(124)
Net cash provided by operating activities	34,356
Cash Flows from Financing Activities
Cash dividends paid to shareholders	(19,770)
Paydown of credit facility	(9,738)
Proceeds from credit facility	4,700
Net cash used in financing activities	(24,808)

Effect of exchange rate changes on cash	(213)
Net increase in cash and cash equivalents	9,335

Cash and Cash Equivalents
Beginning balance	11,625
Ending balance	$20,960

Supplemental disclosure of cash flow information:
Cash paid for interest expense	$5,290
See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31
		2023	2022	2021	2020	2019
Per share operating performance (1)
Net asset value, beginning of year	$12.62	$12.47	$16.78	$14.86	$15.57	$17.24
Income (loss) from investment operations
Net investment income	0.70	1.49	1.35	1.40	1.39	1.49
Net realized and unrealized gains (losses)	0.97	0.77	(4.40)	1.78	(0.60)	(1.66)
Total from investment operations	1.67	2.26	(3.05)	3.18	0.79	(0.17)

Distributions from
Net investment income	(0.73)	(1.40)	(1.26)	(1.26)	(1.50)	(1.50)
Total distributions	(0.73)	(1.40)	(1.26)	(1.26)	(1.50)	(1.50)
Dilutive effect of rights offering	—	(0.71)	—	—	—	—
Net asset value, end of year	$13.56	$12.62	$12.47	$16.78	$14.86	$15.57
Total return (2)	24.01%	15.51%	(27.01)%	36.24%	(3.58)%	7.55%

Ratios to average net assets*
Expenses	5.53%	4.95%	3.56%	3.12%	3.73%	3.38%
Net investment income	10.53%	11.72%	9.08%	8.49%	9.65%	9.07%
Supplemental data
Market value/price	$13.31	$11.35	$11.08	$16.67	$13.25	$15.39
Price discount	(1.84)%	(10.06)%	(11.15)%	(0.66)%	(10.83)%	(1.16)%
Net assets, end of year (000’s)	$367,841	$342,359	$253,597	$341,267	$302,336	$316,670
Portfolio turnover rate**	28%	58%	32%	79%	73%	62%
1 Per share calculations were performed using average shares.
2    Total return is computed based on NYSE market price of the Fund’s shares and excludes the effect of brokerage commissions. Distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return is for the period indicated and has not been annualized.
*    Annualized
**    Portfolio turnover is calculated for the period presented.

See accompanying notes to financial statements.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Notes to Financial Statements
1.Organization
KKR Income Opportunities Fund (the “Fund”) was organized on March 17, 2011 as a statutory trust under the laws of the State of Delaware. The Fund is a closed-end registered management investment company, which commenced operations on July 25, 2013. The Fund seeks to generate a high level of current income, with a secondary objective of capital appreciation. The Fund is diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). KKR Credit Advisors (US) LLC serves as the Fund’s investment adviser (the “Adviser”).
2.Summary of Significant Accounting Policies
Basis of Presentation — The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States (“U.S.”) dollars. The Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.
Valuation of Investments — The Board of Trustees (the “Board”) of the Fund has adopted valuation policies and procedures to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). The Valuation Designee has primary responsibility for implementing the Fund’s valuation policies and procedures.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes.
Assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined under GAAP, are directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, and are as follows:
Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.
Level 3 — Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.
A significant decrease in the volume and level of activity for the asset or liability is an indication that transactions or quoted prices may not be representative of fair value because in such market conditions there may be increased instances of transactions that are not orderly. In those circumstances, further analysis of transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value.
The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new, whether the product is

Income Opportunities Fund	April 30, 2024 (Unaudited)

traded on an active exchange or in the secondary market, and the current market condition. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset. The variability of the observable inputs affected by the factors described above may cause transfers between Levels 1, 2 and/or 3.
Many financial assets and liabilities have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Fund and others are willing to pay for an asset. Ask prices represent the lowest price that the Fund and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices, the Fund does not require that fair value always be a predetermined point in the bid-ask range. The Fund’s policy is to allow for mid-market pricing and adjust to the point within the bid-ask range that meets the Fund’s best estimate of fair value.
Depending on the relative liquidity in the markets for certain assets, the Fund may transfer assets to Level 3 if it determines that observable quoted prices, obtained directly or indirectly, are not available.
Investments are generally valued based on quotations from third party pricing services, unless such a quotation is unavailable or is determined to be unreliable or inadequately representing the fair value of the particular assets. In that case, valuations are based on either valuation data obtained from one or more other third party pricing sources, including broker dealers selected by the Adviser, or will reflect the Valuation Committee’s good faith determination of fair value based on other factors considered relevant. For assets classified as Level 3, valuations are based on various factors including financial and operating data of the company, company specific developments, market valuations of comparable companies and model projections.
For the six months ended April 30, 2024, there were no significant changes to the Fund’s fair value methodologies.
Investment Transactions — Investment transactions are accounted for on the trade date, the date the order to buy or sell is executed. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the specific identified cost basis.
Cash and Cash Equivalents — Cash and cash equivalents includes cash on hand, cash held in banks and highly liquid investments with original maturities of three or fewer months. Cash equivalents consist solely of money market funds with financial institutions. As of April 30, 2024, the Fund was invested in the Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class.
Foreign Currency Transactions — The books and records of the Fund are maintained in U.S. dollars. All investments denominated in foreign currency are converted to the U.S. dollar using prevailing exchange rates at the end of the reporting period. Income, expenses, gains and losses on investments denominated in foreign currency are converted to the U.S. dollar using the prevailing exchange rates on the dates when the transactions occurred.
The Fund bifurcates that portion of the results of operations resulting from changes in foreign exchange rates on investments and from the fluctuations arising from changes in market prices of securities held.
Distributions to Shareholders — Distributions are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex- dividend date.
Income Taxes — The Fund has elected to be treated and has qualified, and intends to continue to qualify in each taxable year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and in conformity with the Regulated Investment Company Modernization Act of 2010. The Fund will not be subject to federal income tax to the extent the Fund satisfies the requirements under Section 851 of the Internal

Income Opportunities Fund	April 30, 2024 (Unaudited)

Revenue Code, including distributing all of its gross investment company taxable income and capital gains to its shareholders based on the Fund’s fiscal year end of October 31.
To avoid imposition of a 4.0% excise tax on undistributed income applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the year ended October 31) plus undistributed amounts, if any, from prior years.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50.0%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the open tax years (2020-2023). However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities, ongoing analysis of and changes to tax laws, regulations and interpretations thereof.
As of April 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2024, the Fund did not incur any interest or penalties.
3.Risk Considerations
The Fund invests mainly in leveraged loans, high yield securities, asset backed securities, common stocks and preferred stocks. These investments may involve certain risks, including, but not limited to, those described below:
Global Economic and Market Conditions — The Fund is materially affected by market, economic and political conditions and events, such as natural disasters, epidemics and pandemics, wars, supply chain disruptions, economic sanctions, globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. For example, the conflict between Russia and Ukraine, the conflict between Hamas and Israel, rapid interest rate changes, heightened inflation, supply chain disruptions, geopolitical risks, economic sanctions and volatility in the banking and financial sectors have disrupted global economies and financial markets, and their prolonged economic impact is uncertain. Market, economic and political conditions and events are outside the Adviser’s control and could adversely affect the Fund’s operations and performance and the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make attractive new investments.
Market Discount Risk — The price of the Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end management investment companies frequently trade at a discount from their net asset value, which may increase the risk of loss.
Leverage Risk — Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the net asset value and market price of the Fund’s shares and the Fund’s investment return will likely be more volatile.
Market Risk — Bond markets rise and fall daily. As with any investment with performance tied to these markets, the value of an investment in the Fund will fluctuate, which means that shareholders could lose money.
Interest Rate Risk — Interest rates will rise and fall over time. During periods when interest rates are low, the Fund’s yield and total return also may be low. Changes in interest rates also may affect the Fund’s share price and a sharp rise in interest rates could cause the Fund’s share price to fall. The longer the Fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Credit Risk — The Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money or underperform. The Fund could lose money if the issuer or guarantor of an investment fails to make timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk — A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.
Prepayment and Extension Risk — The Fund’s investments are subject to the risk that the investments may be paid off earlier or later than expected. Either situation could cause the Fund to hold investments paying lower than market rates of interest, which could hurt the Fund’s yield or share price.
High Yield Risk — High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the Fund may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Foreign Investment Risk — The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates (the currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, the U.S. dollar will decline in value relative to the currency being hedged) or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
Issuer Risk — The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.
4.Agreements
Investment Advisory Agreement — The Adviser provides day-to-day portfolio management services to the Fund and has discretion to purchase and sell investments in accordance with the Fund’s objectives, policies, and restrictions. For the services it provides to the Fund, the Adviser receives an annual fee, payable monthly by the Fund, in an amount equal to 1.1% of the Fund’s average daily Managed Assets (the “Investment Advisory Fee”). “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).
During periods when the Fund is using leverage, the Investment Advisory Fee paid to the Adviser will be higher than if the Fund does not use leverage because the Investment Advisory Fee paid is calculated based on the Fund’s Managed Assets, which includes the assets purchased through leverage.
During the six months ended April 30, 2024, the Adviser earned an Investment Advisory Fee of $3.1 million.
Administrator, Custodian and Transfer Agent — U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, serves as the Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services.
U.S. Bank N.A. (the “Custodian”) serves as the Fund’s custodian pursuant to a custody agreement. The Custodian is an affiliate of Fund Services.
Fund Services serves as the Fund’s transfer agent pursuant to a transfer agency agreement.

Income Opportunities Fund	April 30, 2024 (Unaudited)

Deferred Trustees’ Compensation — The Fund has a Deferred Trustees’ Compensation plan (the “Plan”) that allows the Independent Trustees to defer compensation to a future payment period. The compensation is invested in shares of the Fund. The value of a participating Independent Trustee’s deferral account is based on the shares of deferred amounts as designated by the participating Independent Trustees. Changes in the value of the Independent Trustees’ deferral account are included in the Statement of Operations. The accrued obligations under the Plan, including unrealized appreciation (depreciation), are included on the Statement of Assets and Liabilities.
Other — Certain officers of the Fund are also officers of the Adviser. Such officers are not paid by the Fund for serving as officers of the Fund.
5.Fair Value
The following table presents information about the Fund’s assets measured at fair value on a recurring basis as of April 30, 2024, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value (in thousands):

Investments in securities	Level 1	Level 2	Level 3	Total

Leveraged Loans	$—	$188,161	$16,627	$204,788
High Yield Securities	—	292,666	2,904	295,570
Asset Backed Securities	—	—	41,182	41,182
Equity and Other Investments	—	3	6,284	6,287
Money Market Fund	8,816	—	—	8,816
Total investments in securities	$8,816	$480,830	$66,997	$556,643

Income Opportunities Fund	April 30, 2024 (Unaudited)

The following are the details of the restricted securities held by the Fund (in thousands, except share amounts):

Issuer(1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Leveraged Loans
Accuride Corp	TL 1L B 07/23	5,455	$5,314	$4,279	4/27/2023	1.16%
Belk Inc	TL 1L 02/21 (FLFO)	460	581	424	2/24/2021	0.12%
Belk Inc	TL 1L EXIT 02/21 PIK Toggle	8,558	5,283	1,854	2/24/2021	0.50%
Foresight Energy LLC	TL 1L A 06/20 (Exit)	2,138	2,138	2,138	6/30/2020	0.58%
SIRVA Worldwide Inc	TL 1L 07/18	1,754	1,742	1,269	7/31/2018	0.35%
SIRVA Worldwide Inc	TL 2L 07/18	1,193	1,113	614	7/31/2018	0.17%
Astound Broadband (RCN/Radiate)	TL 1L B 10/21	8,625	7,390	6,973	6/28/2023	1.90%
CommScope Inc	TL 1L B2 01/19	288	256	255	3/1/2024	0.07%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	7,835	7,728	7,506	3/31/2021	2.04%
Drive DeVilbiss Healthcare LLC	TL 1L 09/22 (PIK)	1,112	1,112	1,112	9/26/2022	0.30%
SIRVA Worldwide Inc	TL 1L 03/24	146	131	139	3/11/2024	0.04%
SIRVA Worldwide Inc	TL 1L DD 03/24	151	151	73	3/6/2024	0.02%

High Yield Securities
Cision Ltd	9.500% 02/2028	6,449	6,686	3,107	11/8/2021	0.84%
Astound Broadband (RCN/Radiate)	6.500% 09/2028	4,251	4,165	1,781	1/25/2022	0.48%
CommScope Inc	6.000% 03/2026	1,961	1,735	1,755	10/30/2023	0.48%
CommScope Inc	6.000% 06/2025	7,001	6,817	5,540	2/12/2020	1.51%
Unifrax I LLC / Unifrax Holding Co	5.250% 09/2028	2,959	2,959	1,786	9/15/2021	0.49%
Unifrax I LLC / Unifrax Holding Co	7.500% 09/2029	2,137	1,905	1,098	9/15/2021	0.30%

Equity & Other Investments
Foresight Energy LLC	Common Stock (Exit)	320,381	3,666	5,290	6/30/2020	1.44%
Yak Access LLC	Common Stock (Series A)	9,358	—	3	3/10/2023	0.00%
Total			$60,872	$46,996
(1)Refer to the Schedule of Investments for more details on securities listed.
The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value (in thousands):

	Leveraged Loans	High Yield Securities	Asset Backed Securities	Equity and Other Investments

Balances as of October 31, 2023	$23,762	$3,599	$28,147	$7,652
Transfer out of Level 3(1)	(1,869)	—	—	—
Purchases	300	—	15,904	—
Sales and paydowns	(5,667)	(364)	(3,794)	—
Accretion of discounts	15	24	119	—
Net change in appreciation (depreciation)	(11)	(356)	746	(1,368)
Net realized gains	97	1	60
Balances as of April 30, 2024	$16,627	$2,904	$41,182	$6,284
Net change in appreciation (depreciation) of investments held at April 30, 2024	$19	$(356)	$761	$(1,368)
(1)Transferred from Level 3 to Level 2 because observable market data became available for the securities.

Income Opportunities Fund	April 30, 2024 (Unaudited)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2024:

Financial Asset	Fair Value (in thousands)	Valuation Technique(1)	Unobservable Inputs(2)	Range (Weighted Average)(3)	Impact to Valuation from an Increase in Input
Leveraged Loans	$16,627	Yield Analysis	Yield	10.3% - 15.2% (13.0%)	Decrease
			Discount Margin	0.9% - 4.8% (2.4%)	Decrease
			EBITDA Multiple	2.0x - 12.5x (10.7x)	Increase
Asset Backed Securities	$41,182	Yield analysis	Yield	0.9% - 8.0% (4.6%)	Decrease
		Discounted cash flows	Probability of default	2.0%	Decrease
			Constant prepayment rate (4)	20.0%	Increase
Equity & Other Investments	$6,284	Market Comparables	LTM EBITDA	2.0x - 4.3x (2.2x)	Increase
			FWD EBITDA	2.3x - 3.3x (2.4x)	Increase
High Yield Securities	$2,904	Yield Analysis	Yield	25.0%	Decrease
			FWD EBITDA	9.9x	Increase
		Black–Scholes Model	Risk-free rate	4.7%	Decrease
			Volatility	22.5% - 27.5%	Increase
(1)For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0.0%-100.0%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100.0% weighting to a single methodology.
(2)The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities. Significant increases or decreases in any of these inputs in isolation could result in significantly lower or higher fair value measurement.
(3)Weighted average amounts are based on the estimated fair values.
(4)An increase in the constant prepayment rate decreases the fair value of a security trading above par and increases the fair value of a security trading below par.
6.Investment Transactions
The cost of investments purchased and the proceeds from the sale of investments, other than short-term investments, for the six months ended April 30, 2024 were as follows (in thousands):

Purchases	$160,093
Sales	$155,998
There were no purchases or sales of U.S. Government securities.
7.Commitments and Contingencies
The Fund may enter into certain credit agreements, of which all or a portion may be unfunded. The Fund will maintain sufficient liquidity to fund these commitments at the borrower’s discretion. As of April 30, 2024, total unfunded commitments on these credit agreements were less than $0.1 million.

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, management expects the risk of loss to be remote.

Income Opportunities Fund	April 30, 2024 (Unaudited)

8.Federal Income Taxes
The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income and net realized losses on investment transactions for a reporting period may differ significantly from distributions during such period. These book to tax differences may be temporary or permanent in nature.

As of October 31, 2023, the Fund’s most recent fiscal year end, the following permanent differences have been reclassified (to)/from the following accounts (in thousands):

Accumulated Deficit	Paid-in Capital

$297	$(297)
The tax character of distributions declared for the year ended October 31, 2023 and the six months ended April 30, 2024 were as follows (in thousands):

	Ordinary Income	Total

October 31, 2023	$34,904	$34,904
April 30, 2024*	19,770	19,770
*The final tax character of any distribution declared during 2024 will be determined in January 2025 and reported to shareholders on IRS Form 1099-Div in accordance with federal income tax regulations.

As of October 31, 2023, the Fund’s most recent fiscal year end, the components of accumulated losses on a tax basis for the Fund are as follows (in thousands):

Undistributed Ordinary Income	Net Unrealized Depreciation	Other Temporary Differences	Total Accumulated Losses

$6,801	$(50,062)	$(45,892)	$(89,153)
Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. During the year ended October 31, 2023, the Fund did not utilize any capital loss carry-forwards. As of October 31, 2023, the Fund had non-expiring capital loss carry-forwards of $44.9 million.
As of October 31, 2023, the Fund’s most recent fiscal year end, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fund are as follows (in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation

$564,872	$7,960	$(58,022)	$(50,062)
9.Credit Facility
In October 2019, the Fund entered into a credit agreement (the “State Street Credit Facility”) with State Street Bank and Trust Company (“State Street”). The State Street Credit Facility provides for loans to be made in U.S. dollars and certain foreign currencies to an aggregate amount of $160.0 million, with an “accordion” feature that allows the Fund, under certain circumstances, to increase the size of the facility to a maximum of $225.0 million. The Fund may reduce or terminate the commitments under the State Street Credit Facility with three business days’ notice. State Street is required to provide the Fund with 270 days’ notice prior to terminating the State Street Credit Facility.

Income Opportunities Fund	April 30, 2024 (Unaudited)

The State Street Credit Facility bears interest on the Secured Overnight Financing Rate and a spread of 0.75% or 0.85%. An additional spread adjustment of 0.12%-0.33% is applied to borrowings denominated in the British pound. The Fund also pays a commitment fee on any unused commitment amounts between 0.15% and 0.25%, depending on utilization levels. The State Street Credit Facility contains certain covenants that require the maintenance of ratios throughout the borrowing period. As of April 30, 2024, the Fund was in compliance with the terms of the State Street Credit Facility. The carrying value of the State Street Credit Facility approximates fair value due to variable interest rates that periodically reset to market rates. The fair value was determined using Level 2 inputs in the fair value hierarchy.
The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread), and average borrowings for the Fund’s credit facility during the six months ended April 30, 2024 were as follows (in thousands):

Stated interest expense	$4,321
Unused commitment fees	6
Total interest expense	$4,327
Weighted average interest rate	5.71%
Average borrowings	$152,069
10. Mandatory Redeemable Preferred Shares
On October 15, 2019, the Fund issued 10-year mandatory redeemable preferred shares (the “MRPS”). The Fund authorized and issued 2.0 million MRPS with a total liquidation value of $50.0 million. The final redemption date of the MRPS is October 31, 2029. The Fund makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.81%. The mandatory redemption feature results in the MRPS being treated as debt of the Fund under GAAP. Consequently, the liquidation preference of the MRPS are recorded as a liability on the Statement of Assets and Liabilities, net of deferred offering costs. The estimated fair value of the MRPS is $39.1 million as of April 30, 2024. This fair value is based on Level 2 inputs under the fair value hierarchy.
Offering costs incurred in connection with the issuance of the MRPS have been recorded, and are being deferred and amortized through the final redemption date of the MRPS. The amortization of these costs is included in preferred shares interest expense in the Statement of Operations.
11. Shareholder Transactions

On January 23, 2023, the Fund commenced its rights offering (the “Offer”) that entitled the rights holders to subscribe for up to an aggregate of 6.8 million common shares of the Fund. The subscription price of $10.75 for the common shares to be issued was based on a formula equal to the greater of 82.0% of the Fund’s net asset value at the close of trading on the NYSE on the expiration date, or 92.5% of the average of the last reported sales price of common share on the NYSE on the expiration date and each of the four immediately preceding trading days. On February 16, 2023, the Fund’s Offer expired, resulting in net proceeds of $69.8 million and 6.8 million common shares issued. Additional proceeds of $15.4 million would have been received should the shares have been sold at the net asset value of the Fund. There have been no additional rights offerings as of April 30, 2024.

On March 11, 2024, the Fund filed a “shelf” registration statement with the SEC that allows it to issue shares of common and/or preferred shares pursuant to Rule 415 under the Securities Act of 1933 (the “Shelf Registration Statement”). The Shelf Registration Statement was declared effective on March 25, 2024 and permits the Fund to offer common and/or preferred shares for sale with an aggregate offering value of up to $150.0 million. The Fund may issue shares through either transferable or non-transferable subscription rights, through agents, underwriters or dealers, “at-the-market” to or through a market maker, or through a combination of methods of sale. The Fund is not required to issue common shares pursuant to the Shelf Registration Statement and may choose not to do so.

Income Opportunities Fund	April 30, 2024 (Unaudited)

VOTING RESULTS FROM THE MARCH 21, 2024 SHAREHOLDER MEETING
At the Annual Meeting of Shareholders held on March 21, 2024, shareholders approved the election of Michael E. Cahill as a Class I Trustee to the Board of Trustees to serve a three year term expiring in 2027 based on the following results:

Total Outstanding Shares	27,120,420
Total Shares Voted	20,240,881
For	19,469,867
Withheld	771,014
At the Annual Meeting of Shareholders held on March 21, 2024, preferred shareholders approved the election of Rudy Pimentel as a Class III Trustee to the Board of Trustees to serve a two year term expiring in 2026 based on the following results:

Total Outstanding Shares	2,000,000
Total Shares Voted	2,000,000
For	2,000,000
Withheld	0

At the Annual Meeting of Shareholders held on March 21, 2024, preferred shareholders approved the election of Michael E. Cahill as a Class I Trustee to the Board of Trustees to serve a three year term expiring in 2027 based on the following results:

Total Outstanding Shares	2,000,000
Total Shares Voted	2,000,000
For	2,000,000
Withheld	0

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) Not applicable for semi-annual report.

(a)(4) Not applicable for semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KKR Income Opportunities Fund

By /s/ Rudy Pimentel
Rudy Pimentel, President

Date June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Rudy Pimentel
Rudy Pimentel, President

Date June 21, 2024

By /s/ Thomas Murphy
Thomas Murphy, Treasurer, Chief Accounting
Officer & Chief Financial Officer

Date June 21, 2024